iShares
®
U.S. Consumer Discretionary ETF
Schedule of Investments
(unaudited)
January 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Automobile Components  —  0 .6%
Aptiv PLC
(a)
............................. 64,471 $ 4,024,280
BorgWarner, Inc. ......................... 59,825 1,908,417
Gentex Corp. ........................... 63,544 1,647,060
Lear Corp. ............................. 14,932 1,404,952
QuantumScape Corp. , Class A
(a) (b)
............. 99,068 512,182
9,496,891
a
Automobiles  —  10 .1%
Ford Motor Co. .......................... 1,080,535 10,891,793
General Motors Co. ....................... 300,808 14,877,964
Harley-Davidson, Inc. ...................... 32,533 880,343
Lucid Group, Inc.
(a) (b)
....................... 271,536 749,439
Rivian Automotive, Inc. , Class A
(a) (b)
............. 229,019 2,876,479
Tesla, Inc.
(a)
............................. 354,715 143,517,689
Thor Industries, Inc. ....................... 13,979 1,437,600
175,231,307
a
Broadline Retail  —  15 .7%
Amazon.com, Inc.
(a)
....................... 1,047,024 248,856,664
Coupang, Inc.
(a)
.......................... 318,939 7,498,256
Dillard's, Inc. , Class A
(b)
..................... 834 390,404
eBay, Inc. .............................. 131,779 8,892,447
Etsy, Inc.
(a)
............................. 30,653 1,683,156
Kohl's Corp. ............................ 30,335 400,725
Macy's, Inc. ............................ 75,231 1,172,099
Nordstrom, Inc. .......................... 27,480 665,016
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 16,752 1,868,016
271,426,783
a
Commercial Services & Supplies  —  1 .3%
Copart, Inc.
(a)
........................... 239,964 13,901,115
RB Global, Inc. .......................... 50,294 4,500,307
Rollins, Inc. ............................. 77,120 3,817,440
22,218,862
a
Consumer Staples Distribution & Retail  —  10 .8%
BJ's Wholesale Club Holdings, Inc.
(a)
............ 36,413 3,606,708
Costco Wholesale Corp. .................... 78,771 77,186,127
Dollar General Corp. ...................... 60,348 4,288,329
Dollar Tree, Inc.
(a)
......................... 55,575 4,076,426
Target Corp. ............................ 127,283 17,553,599
Walmart, Inc. ............................ 804,470 78,966,775
185,677,964
a
Distributors  —  0 .6%
Genuine Parts Co. ........................ 38,206 4,441,447
LKQ Corp. ............................. 71,230 2,663,290
Pool Corp. ............................. 10,292 3,543,021
10,647,758
a
Diversified Consumer Services  —  0 .7%
Bright Horizons Family Solutions, Inc.
(a)
.......... 15,830 1,940,758
Duolingo, Inc. , Class A
(a)
.................... 10,219 3,719,614
Grand Canyon Education, Inc.
(a)
............... 7,939 1,394,406
H&R Block, Inc. .......................... 38,123 2,108,583
Service Corp. International .................. 38,612 3,016,369
12,179,730
a
Entertainment  —  12 .2%
Electronic Arts, Inc. ....................... 72,716 8,937,524
Liberty Media Corp.-Liberty Formula One , Class A ,
Series A
(a)
............................ 6,383 561,832
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 57,600 5,512,320
Security Shares Value
a
Entertainment (continued)
Liberty Media Corp.-Liberty Live , Class A
(a)
........ 5,467 $ 393,460
Liberty Media Corp.-Liberty Live , Class C , NVS
(a)
... 12,751 938,346
Live Nation Entertainment, Inc.
(a) (b)
............. 43,379 6,276,074
Madison Square Garden Sports Corp. , Class A
(a)
.... 5,110 1,123,536
Netflix, Inc.
(a)
............................ 80,740 78,863,602
Playtika Holding Corp. ..................... 19,882 142,554
ROBLOX Corp. , Class A
(a)
................... 144,566 10,274,306
Spotify Technology SA
(a) (b)
................... 40,433 22,179,522
Take-Two Interactive Software, Inc.
(a)
............ 47,376 8,788,722
TKO Group Holdings, Inc. , Class A
(a)
............ 21,673 3,363,866
Walt Disney Co. (The) ..................... 499,640 56,489,298
Warner Bros Discovery, Inc.
(a)
................ 668,460 6,978,722
210,823,684
a
Ground Transportation  —  2 .4%
Avis Budget Group, Inc.
(a)
................... 4,729 424,191
Lyft, Inc. , Class A
(a)
........................ 100,922 1,366,484
Uber Technologies, Inc.
(a)
................... 559,247 37,385,662
U-Haul Holding Co.
(a) (b)
..................... 2,080 151,570
U-Haul Holding Co. , Series N , NVS
(b)
........... 27,545 1,783,263
41,111,170
a
Hotels, Restaurants & Leisure  —  17 .9%
Airbnb, Inc. , Class A
(a)
...................... 120,247 15,772,799
Aramark ............................... 71,927 2,798,680
Booking Holdings, Inc. ..................... 9,100 43,111,796
Boyd Gaming Corp. ....................... 17,422 1,335,396
Caesars Entertainment, Inc.
(a)
................ 58,016 2,091,477
Carnival Corp.
(a)
.......................... 282,606 7,819,708
Cava Group, Inc.
(a)
........................ 20,719 2,798,101
Chipotle Mexican Grill, Inc.
(a)
................. 375,793 21,927,522
Choice Hotels International, Inc.
(b)
.............. 7,517 1,107,480
Churchill Downs, Inc. ...................... 19,147 2,366,186
Darden Restaurants, Inc. ................... 32,289 6,304,104
Domino's Pizza, Inc. ....................... 9,557 4,292,240
DraftKings, Inc. , Class A
(a)
................... 124,394 5,218,328
Dutch Bros, Inc. , Class A
(a)
.................. 30,009 1,876,163
Expedia Group, Inc.
(a)
...................... 34,193 5,845,293
Hilton Worldwide Holdings, Inc. ............... 65,888 16,871,940
Hyatt Hotels Corp. , Class A .................. 11,268 1,782,936
Las Vegas Sands Corp. .................... 95,707 4,386,252
Light & Wonder, Inc.
(a) (b)
..................... 24,339 2,139,641
Marriott International, Inc. , Class A ............. 63,094 18,334,485
Marriott Vacations Worldwide Corp. ............. 9,564 829,868
McDonald's Corp. ........................ 198,254 57,235,930
MGM Resorts International
(a)
................. 62,918 2,169,413
Norwegian Cruise Line Holdings Ltd.
(a)
........... 120,501 3,416,203
Penn Entertainment, Inc.
(a) (b)
................. 41,374 852,304
Planet Fitness, Inc. , Class A
(a)
................ 23,204 2,509,745
Royal Caribbean Cruises Ltd. ................ 65,212 17,385,519
Starbucks Corp. .......................... 311,742 33,568,379
Texas Roadhouse, Inc. ..................... 18,414 3,334,775
Travel + Leisure Co. ....................... 18,041 980,709
Vail Resorts, Inc. ......................... 10,294 1,751,215
Wendy's Co. (The) ........................ 47,388 702,764
Wingstop, Inc. ........................... 8,049 2,397,797
Wyndham Hotels & Resorts, Inc. .............. 20,791 2,183,471
Wynn Resorts Ltd. ........................ 28,073 2,438,140
Yum! Brands, Inc. ........................ 77,533 10,118,057
310,054,816
a
Household Durables  —  3 .1%
DR Horton, Inc. .......................... 80,284 11,392,300
Garmin Ltd. ............................. 42,551 9,184,633
Leggett & Platt, Inc. ....................... 36,524 385,694

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
U.S. Consumer Discretionary ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Household Durables (continued)
Lennar Corp. , Class A ...................... 64,663 $ 8,486,372
Lennar Corp. , Class B ..................... 2,900 364,791
Newell Brands, Inc. ....................... 113,940 1,134,843
NVR, Inc.
(a)
............................. 785 6,292,701
PulteGroup, Inc. ......................... 56,176 6,391,705
SharkNinja, Inc.
(a)
......................... 18,184 2,033,153
Tempur Sealy International, Inc. ............... 46,087 2,909,933
Toll Brothers, Inc. ......................... 27,753 3,769,135
Whirlpool Corp. .......................... 14,528 1,525,585
53,870,845
a
Interactive Media & Services  —  0 .0%
TripAdvisor, Inc.
(a)
........................ 29,634 520,373
a
Leisure Products  —  0 .3%
Hasbro, Inc. ............................ 38,200 2,209,488
Mattel, Inc.
(a)
............................ 92,952 1,732,625
Polaris, Inc. ............................. 14,145 674,717
YETI Holdings, Inc.
(a)
...................... 23,396 871,735
5,488,565
a
Media  —  2 .2%
Fox Corp. , Class A , NVS .................... 60,764 3,109,901
Fox Corp. , Class B ........................ 36,330 1,765,638
Interpublic Group of Companies, Inc. (The) ....... 102,740 2,945,556
New York Times Co. (The) , Class A ............. 44,152 2,397,454
News Corp. , Class A , NVS .................. 104,539 2,939,637
News Corp. , Class B ...................... 31,227 988,334
Nexstar Media Group, Inc. ................... 8,372 1,282,758
Omnicom Group, Inc. ...................... 53,190 4,616,360
Paramount Global , Class A
(b)
................. 2,454 55,976
Paramount Global , Class B , NVS .............. 162,560 1,768,653
Sirius XM Holdings, Inc.
(b)
................... 59,111 1,419,255
Trade Desk, Inc. (The) , Class A
(a)
.............. 122,808 14,574,853
37,864,375
a
Passenger Airlines  —  1 .9%
Alaska Air Group, Inc.
(a)
..................... 34,463 2,524,415
American Airlines Group, Inc.
(a)
................ 179,810 3,042,385
Delta Air Lines, Inc. ....................... 177,244 11,923,204
Southwest Airlines Co. ..................... 164,129 5,040,402
United Airlines Holdings, Inc.
(a)
................ 90,099 9,536,078
32,066,484
a
Personal Care Products  —  0 .4%
Coty, Inc. , Class A
(a) (b)
...................... 104,777 768,015
elf Beauty, Inc.
(a)
......................... 14,767 1,475,371
Estee Lauder Companies, Inc. (The) , Class A ...... 63,337 5,284,206
7,527,592
a
Specialized REITs  —  0 .0%
Millrose Properties, Inc.
(a)
................... 34,558 382,212
a
Specialty Retail  —  15 .8%
Advance Auto Parts, Inc. .................... 16,361 793,509
AutoNation, Inc.
(a)
......................... 6,974 1,314,948
AutoZone, Inc.
(a)
......................... 4,632 15,518,173
Bath & Body Works, Inc. .................... 60,216 2,264,724
Best Buy Co., Inc. ........................ 59,213 5,084,028
Burlington Stores, Inc.
(a)
.................... 17,428 4,948,332
CarMax, Inc.
(a) (b)
.......................... 42,519 3,641,327
Carvana Co. , Class A
(a)
..................... 29,802 7,375,399
Dick's Sporting Goods, Inc. .................. 15,455 3,709,973
Five Below, Inc.
(a)
......................... 14,922 1,399,385
Floor & Decor Holdings, Inc. , Class A
(a)
.......... 28,841 2,886,984
GameStop Corp. , Class A
(a)
.................. 107,798 2,899,766
Security Shares Value
a
Specialty Retail (continued)
Gap, Inc. (The) .......................... 55,735 $ 1,341,541
Home Depot, Inc. (The) .................... 182,232 75,075,939
Lithia Motors, Inc. , Class A .................. 7,203 2,709,048
Lowe's Companies, Inc. .................... 157,543 40,967,482
Murphy USA, Inc. ........................ 5,040 2,534,666
O'Reilly Automotive, Inc.
(a)
................... 15,903 20,585,161
Penske Automotive Group, Inc. ............... 5,074 840,407
RH
(a)
................................. 4,092 1,714,998
Ross Stores, Inc. ......................... 89,544 13,481,745
TJX Companies, Inc. (The) .................. 311,767 38,905,404
Tractor Supply Co. ........................ 148,328 8,063,110
Ulta Beauty, Inc.
(a)
........................ 12,930 5,329,100
Valvoline, Inc.
(a)
.......................... 35,476 1,316,514
Wayfair, Inc. , Class A
(a) (b)
.................... 26,168 1,265,746
Williams-Sonoma, Inc. ..................... 34,460 7,283,810
273,251,219
a
Textiles, Apparel & Luxury Goods  —  3 .8%
Amer Sports, Inc.
(a)
........................ 15,973 510,657
Birkenstock Holding PLC
(a)
.................. 10,780 637,529
Capri Holdings Ltd.
(a)
...................... 31,499 780,545
Carter's, Inc. ............................ 9,743 525,343
Columbia Sportswear Co. ................... 8,991 793,905
Crocs, Inc.
(a)
............................ 15,693 1,601,785
Deckers Outdoor Corp.
(a)
.................... 41,746 7,404,071
Lululemon Athletica, Inc.
(a)
................... 32,303 13,379,903
NIKE, Inc. , Class B ....................... 325,236 25,010,648
PVH Corp. ............................. 15,229 1,364,518
Ralph Lauren Corp. , Class A ................. 10,863 2,712,491
Skechers USA, Inc. , Class A
(a)
................ 36,191 2,726,630
Tapestry, Inc. ............................ 63,849 4,657,146
Under Armour, Inc. , Class A
(a) (b)
............... 51,831 432,789
Under Armour, Inc. , Class C , NVS
(a)
............ 52,737 397,109
VF Corp. .............................. 96,102 2,495,769
65,430,838
a
Trading Companies & Distributors  —  0 .1%
SiteOne Landscape Supply, Inc.
(a) (b)
............. 12,257 1,744,171
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,600,948,675 ) ............................... 1,727,015,639
a
Short-Term Securities
Money Market Funds  —  2 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(c) (d) (e)
...................... 43,200,065 43,221,665
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.35%
(c) (d)
............................ 2,551,840 2,551,840
a
Total Short-Term Securities — 2.6%
(Cost: $ 45,767,785 ) ................................. 45,773,505
Total Investments — 102.5%
(Cost: $ 1,646,716,460 ) ............................... 1,772,789,144
Liabilities in Excess of Other Assets — ( 2 .5 ) % ............... (43,251,008)
Net Assets — 100.0% ................................. $ 1,729,538,136
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
U.S. Consumer Discretionary ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2025
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 16,069,342  $ 27,130,205
(a)
$ —  $ 23,273  $ (1,155) $ 43,221,665  43,200,065  $ 166,727
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 775,221  1,776,619
(a)
—  —  —  2,551,840  2,551,840  76,871  —
$ 23,273  $ (1,155)
$ 45,773,505
$ 243,598  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Consumer Discretionary Select Sector Index .............................................. 7 03/21/25 $ 1,651 $ (41,413)
E-Mini S&P Communication Services Select Sector Index .......................................... 3 03/21/25 404 4,582
E-Mini S&P MidCap 400 Index ............................................................ 1 03/21/25 325 (3,772)
$ (40,603)

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
U.S. Consumer Discretionary ETF
4
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,726,633,427  $ 382,212  $ —  $ 1,727,015,639
Short-Term Securities
Money Market Funds ...................................... 45,773,505  —  —  45,773,505
$ 1,772,406,932  $ 382,212  $ —  $ 1,772,789,144
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 4,582  $ —  $ —  $ 4,582
Liabilities
Equity Contracts ........................................... (45,185) —  —  (45,185)
$ (40,603) $ —  $ —  $ (40,603)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)